Derivative Liabilities (Tables)	12 Months Ended
Aug. 31, 2018
Derivative Liabilities Abstract
Schedule of changes in derivative warrant liabilities

	Number of Warrants	Fair Value Assigned $	Average Exercise Price $
As at August 31, 2015	1,305	281,210	US 466.66
Warrants expired	(1,305)	(281,210)	(466.66)
Warrants issued	175,000	—	15.00
As at August 31, 2016	175,000	—	15.00
Warrants expired	(175,000)	—	(15.00)
As at August 31, 2017 and 2018	—	—	—

On June 22, 2016, the Company entered into a consulting agreement and issued 175,000 common share purchase warrants exercisable at $15.00 with a cashless exercise option. At August 31, 2016, the Company determined that it would not continue with the agreement and it was suspended and on January 15, 2017, the agreement was mutually terminated no warrants were exercised.